Finace expense	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Finace expense [Text Block]
10.	Finance expense

The following is a summary of finance expenses incurred during the years ended December 31, 2017 and 2016.

	Year ended December 31,
	2017	2016
	$	$
Interest charges on Red Kite loan (Note 18(a))	16,826	13,451
Accretion charges for asset retirement provisions (Note 19)	650	398
Total	17,476	13,849